Leases (Details) - Schedule of Maturity Analysis of the Company's Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of the Company [Line Items]
Total	$ 376	$ 592
Current maturities of lease liability	188	194
Long-term lease liability	163	321
Less than one year [Member]
Schedule of Maturity Analysis of the Company [Line Items]
Total	188	204
One to two years [Member]
Schedule of Maturity Analysis of the Company [Line Items]
Total	$ 188	$ 388